Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Nov. 30, 2023 shares	Nov. 30, 2022 shares	May 11, 2022 CAD ($) shares	Jan. 31, 2024 CAD ($) Dividends $ / shares shares	Jan. 31, 2023 CAD ($) Dividends $ / shares
Disclosure of classes of share capital [line items]
Total consideration				$ 446.2
Carrying amount of shares repurchased				32.1
Amount charged to retained losses				$ 418.9
Number of dividends | Dividends				4	4
Dividends declared per share | $ / shares				$ 0.18	$ 0.16
Total dividend consideration				$ 55.6	$ 50.8
Gain recognized on normal course issuer bid program					$ 4.8
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date				Apr. 17, 2023	Apr. 18, 2022
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date				Jul. 14, 2023	Jul. 14, 2022
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date				Oct. 13, 2023	Oct. 14, 2022
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date				Jan. 12, 2024	Jan. 13, 2023
Normal course issuer bid, transaction 1 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares				3,519,398
Automatic share purchase plan [member]
Disclosure of classes of share capital [line items]
Gain (loss) in financing income (cost)				$ 4.8	$ 1.8
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinated shares repurchase for cancellation | shares	3,231,999	3,519,398
Subordinate voting shares repurchased | shares				885,200
Total consideration				$ 367.1	47.2
Gain (loss) in financing income (cost)					1.8
Carrying amount of shares repurchased					3.1
Amount charged to retained losses					45.9
Stock repurchased during period shares				$ 79.1	$ 0.0
Substantial issuer bid offer [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares			2,427,184	0
Total consideration			$ 250.0
Amount charged to retained losses			233.9
Carrying amount of shares repurchased			16.1
Fees and expenses			$ 1.0
Substantial issuer bid offer [member] | Beaudier group [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares			570,779
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Fees and expenses				$ 0.9
Number of shares issued on conversion of rights | shares				2,171,428
Secondary Offering [member] | Bain Capital Integral [Member]
Disclosure of classes of share capital [line items]
Number of issued on paid in kind nature | shares				171,428
Number of subordinate shares issued | shares				2,000,000